Commitments and Contingencies Future Minimum Lease Payments Receivable under Operating Leases (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 6,107
2020	7,257
2021	5,547
2022	5,395
2023	4,410
Thereafter	58,946
Future minimum lease payments	$ 87,662